UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to ___________

Date of Report (Date of earliest event reported): _____________

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

GMF Floorplan Owner Revolving Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001682008

Central Index Key Number of issuing entity (if applicable): 0001682717

Central Index Key Number of underwriter (if applicable):

Frank E. Brown III, Esq. – Senior Vice President, Corporate Counsel and Secretary, (817) 302-7521

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the Report of Independent Accountants on Applying Agreed-Upon Procedures, dated August 24, 2026, with respect to certain agreed-upon procedures performed by a third-party due diligence provider. These agreed-upon procedures were performed in connection with certain information relating to a revolving pool of receivables as of May 31, 2026, and not in relation to any specific transaction.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GMF WHOLESALE RECEIVABLES LLC
(Depositor)

By:	/s/ Sheli Fitzgerald
	Name:	Sheli Fitzgerald
	Title:	Senior Vice President, Corporate Treasury

Date: August 25, 2026